Derivatives_Carrying amounts of hedged item and amount of hedge adjustments due to hedge accounting (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
For fair value hedging | Interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets	₩ 0	₩ 0
Carrying amounts of the hedging item, liabilities	2,767,208,000,000	3,151,172,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	₩ 144,741,000,000	₩ 91,368,000,000
Line item in the statement of financial position in which the hedged item is included	Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ (59,073,000,000)	₩ (85,984,000,000)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	0	0
For cash flow hedging | Interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets	0	0
Carrying amounts of the hedging item, liabilities	149,936,000,000	99,941,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ 188,000,000	₩ 663,000,000
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	(909,000,000)	(821,000,000)
For cash flow hedging | Interest rate risk | Borrowings in foreign currency
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets		0
Carrying amounts of the hedging item, liabilities		34,443,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		Borrowing foreign currency
Changing in fair value used for calculating hedge ineffectiveness		₩ 43,000,000
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied		(43,000,000)
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets	0	0
Carrying amounts of the hedging item, liabilities	651,704,000,000	554,433,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ 61,823,000,000	₩ (25,057,000,000)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	(95,000,000)	(2,525,000,000)
For cash flow hedging | Foreign currencies translation risk
Disclosure of detailed information about hedged items [Line Items]
Carrying amounts of the hedging item, assets	0	0
Carrying amounts of the hedging item, liabilities	55,891,000,000	174,708,000,000
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets	0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities	₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included	Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness	₩ 6,564,000,000	₩ (8,315,000,000)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	₩ (268,000,000)	₩ (2,304,000,000)